Commitments and Contingencies - Schedule of Future Minimum Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Long term debt and related interest, 2019	$ 24,513
Long term debt and related interest, 2020	26,825
Long term debt and related interest, 2021	34,532
Long term debt and related interest, 2022	34,683
Long term debt and related interest, 2023	164,080
Total	284,633
Operating leases, 2019	12,279
Operating leases 2020	11,634
Operating leases, 2021	8,169
Operating leases, 2022	4,615
Operating leases, 2023	4,774
Operating leases, Thereafter	13,287
Operating leases, Total	54,758
Minimum royalty obligations, 2019	4,684
Minimum royalty obligations, 2020	2,383
Minimum royalty obligations, 2021	159
Minimum royalty obligations, Total	7,226
New Revolving Credit Facility, 2019	20,000
New Revolving Credit Facility, Total	20,000
Future minimum commitments, 2019	61,476
Future minimum commitments, 2020	40,842
Future minimum commitments, 2021	42,860
Future minimum commitments, 2022	39,298
Future minimum commitments, 2023	168,854
Future minimum commitments, Thereafter	13,287
Future minimum commitments, Total	$ 366,617